Leases (Schedule of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease costs (mainly plant and offices)	$ 1,717	$ 1,755	$ 1,799
Variable lease payments not included in the lease liability	135	127	103
Short-term lease cost	184	239	248
Total operating lease cost	$ 2,036	$ 2,121	$ 2,150